SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
Summary of Financial Information by Segment
The following table summarizes the Group’s revenue by segment:

Year ended December 31, 2015	Polysilicon	Wafer	Elimination	Total
Revenue – External	$125,916,457	56,124,511	-	182,040,968
Revenue - Intersegment	23,485,364	-	(23,485,364)	-
Total Revenue	149,401,821	56,124,511	(23,485,364)	182,040,968
Total Cost of revenue	121,193,840	46,763,308	(23,466,065)	144,491,083
Gross Profit	$28,207,981	9,361,203	(19,299)	37,549,885

Year ended December 31, 2016	Polysilicon	Wafer	Elimination	Total
Revenue – External	$167,530,309	61,570,902	-	229,101,211
Revenue - Intersegment	28,688,793	-	(28,688,793)	-
Total Revenue	196,219,102	61,570,902	(28,688,793)	229,101,211
Total Cost of revenue	125,320,832	52,413,007	(29,061,146)	148,672,693
Gross Profit	$70,898,270	9,157,895	372,353	80,428,518

Year ended December 31, 2017	Polysilicon	Wafer	Elimination	Total
Revenue – External	$294,073,020	58,779,131	-	352,852,151
Revenue - Intersegment	29,126,674	-	(29,126,674)	-
Total Revenue	323,199,694	58,779,131	(29,126,674)	352,852,151
Total Cost of revenue	181,595,921	55,992,555	(28,209,010)	209,379,466
Gross Profit	$141,603,773	2,786,576	(917,664)	143,472,685

Schedule of Revenues of Major Customers
The following customers individually accounted for 10% or more of revenues:
	Year ended December 31,
	2015	2016	2017
Customer A	$35,094,472	$48,739,001	$43,258,204
Customer B	*	*	$39,219,089
Customer C	$18,125,773	*	$39,099,677
Customer D	$20,465,558	*	*
Customer E	$19,595,911	*	*

*	Represents less than 10%